Income Tax Provision (Details 1) - Income Tax Provision [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Stock-based compensation	$ 2,698,000	$ 702,000
Private placement costs	394,000	366,000
Operating lease liability	31,000	42,000
Loss on extinguishment of debt	1,858,000	1,697,000
Net operating loss carryforwards	6,494,000	5,946,000
Gross deferred tax assets	11,475,000	8,753,000
Less valuation allowance	$ (11,475,000)	$ (8,753,000)